INVESTMENTS (Details 2)	12 Months Ended			12 Months Ended						12 Months Ended						12 Months Ended							0 Months Ended					0 Months Ended	12 Months Ended
	Dec. 31, 2014 USD ($) item	Dec. 31, 2014 CNY item	Dec. 31, 2013 CNY	Dec. 31, 2014 PRC Fund USD ($)	Dec. 31, 2014 PRC Fund CNY	Dec. 31, 2013 PRC Fund CNY	Dec. 31, 2012 PRC Fund CNY	Dec. 31, 2011 PRC Fund CNY	Dec. 31, 2014 PRC Fund Maximum	Dec. 31, 2014 United States Fund USD ($)	Dec. 31, 2014 United States Fund CNY	Dec. 31, 2013 United States Fund CNY	Dec. 31, 2012 United States Fund CNY	Dec. 31, 2011 United States Fund CNY	Dec. 31, 2014 United States Fund Maximum	Dec. 31, 2013 Investee A CNY	Dec. 31, 2014 Investee A USD ($)	Dec. 31, 2014 Investee A CNY	Dec. 31, 2014 Investee B USD ($)	Dec. 31, 2014 Investee B CNY	Aug. 25, 2014 Investee B USD ($)	Aug. 25, 2014 Investee B CNY	Feb. 19, 2014 Investee D	Dec. 31, 2014 Investee D USD ($)	Dec. 31, 2014 Investee D CNY	Feb. 19, 2014 Investee D USD ($)	Feb. 19, 2014 Investee D CNY	Feb. 19, 2014 Investee D Maximum	Dec. 31, 2013 Investee C CNY	Dec. 31, 2012 Investee C CNY	Dec. 31, 2011 Investee C CNY	Dec. 31, 2014 Investee C USD ($)	Dec. 31, 2014 Investee C CNY
LONG TERM INVESTMENTS
Long term cost investments	$ 7,073,000	43,882,000	33,690,000	$ 1,467,000	9,103,000	7,603,000				$ 2,666,000	16,539,000	13,847,000				12,240,000	$ 1,973,000	12,240,000	$ 967,000	6,000,000
Long term available-for-sale investments, before accumulated impairment																								494,000	3,068,000				1,716,000			277,000	1,716,000
Less: accumulated impairment	(277,000)	(1,716,000)	(1,716,000)
Long term available-for-sale investments	494,000	3,068,000
Long term Investments	7,567,000	46,950,000	33,690,000
Additions to investment				242,000	1,500,000	1,500,000	3,000,000	3,103,000		434,000	2,692,000	4,814,000	3,000,000	6,033,000
Percentage of interest held in fund									5.00%						5.00%						6.25%	6.25%
Number of units or shares purchased of cost method investments																13,971,428
Cost of investment of cost method investments																12,240,000					967,000	6,000,000
Period from the issuance date on or after which the company has the right to request redemption of cost method investments																5 years
Redemption price as a percentage of original issuance price of cost method investments																120.00%
Number of units or shares purchased of available for sale securities																															970,591
Cost of investment of available for sale securities																										494,000	3,068,000				1,259,000
Period from the issuance date on or after which the company has the right to request redemption of available for sale securities																															5 years
Redemption price as a percentage of original issuance price of available for sale securities																															120.00%
Fair value of available-for-sale investments																								494,000	3,068,000					1,716,000
Change in fair value of Series A preferred shares of unlisted companies recorded in other comprehensive income																														457,000
Impairment of available-for-sale investments																													1,716,000
Reclassification of accumulated unrealized gains recorded in accumulated other comprehensive income to other income																													499,000
Basis of spread rate																							prime rate
Margin (as a percent)																							2.00%
Term of debt																							2 years
Percentage of reduction in Series A financing price																												25.00%
Long term investment number of indicators of impairment of investment	0	0